Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Schedule of condensed consolidated statements of operations and comprehensive income (loss)
	Three Months Ended March 31, (Unaudited)
(in thousands)	2023	2022
Research and development	$49	$6
Sales and marketing	173	4
Cost of sales	22	2
General and administrative	122	14
Total stock-based compensation	$366	$26

	Year Ended December 31,
(in thousands)	2022	2021
Research and development	$154	$43
Sales and marketing	318	80
Cost of sales	65	10
General and administrative	276	46
Total stock based compensation	$813	$179

Schedule of table summarizes stock option activity
	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at December 31, 2022 (Audited)	18,270,912	$0.25	6.07
Granted	1,367,000	$1.80
Exercised	(596,080)	$0.14
Cancelled	(231,901)	$0.53
Outstanding at March 31, 2023	18,809,931	$0.37	5.91
Exercisable at March 31, 2023	18,801,181	$0.37	5.91
Vested and expected to vest at March 31, 2023	18,809,931	$0.37	5.91

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at December 31, 2021	18,086,501	$0.15	5.94
Granted	4,398,912	$0.60
Exercised	(2,862,244)	$0.11
Forfeited/Cancelled	(1,332,257)	$0.31
Expired	(20,000)	$0.09
Outstanding at December 31, 2022	18,270,912	$0.25	6.07
Exercisable at December 31, 2022	10,819,802	$0.08	2.41
Vested and expected to vest at December 31, 2022	18,270,912	$0.25	6.07

Schedule of fair value of each option was estimated grant using the weighted average
Three Months Ended March 31, (Unaudited)
2023
Expected volatility	71.2%
Risk-free interest rate	3.9%
Expected term (in years)	6.0
Expected dividend yield	—%

	December 31,
	2022	2021
Expected volatility	71.78%	55.76%
Risk-free interest rate	3.30%	1.12%
Expected life (in years)	6.04	6.61
Expected dividend yield	0%	0%